UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07225

T. Rowe Price Capital Opportunity Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1. Report to Shareholders

Capital Opportunity Fund	June 30, 2017

The views and opinions in this report were current as of June 30, 2017. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Manager’s Letter

Fellow Shareholders

U.S. stocks recorded solid gains in the first half of 2017, with major equity indexes reaching all-time highs. The rally was supported by positive corporate earnings reports, while the market largely shrugged off lackluster first-quarter economic growth and the difficulties the new administration in Washington has had implementing its stimulative fiscal policies. In contrast to 2016, growth stocks tended to outperform value stocks and large-cap stocks outpaced small-caps.

The Capital Opportunity Fund gained 11.09% for the six months ended June 30, 2017, outperforming the S&P 500 Index, which rose 9.34%, as well as its peer group, the Lipper Large-Cap Core Funds Index. (Returns for Advisor, I, and R Class shares reflect their different fee structures.)

The fund’s objective is to outperform the S&P 500 by investing in our research analysts’ highest-conviction stocks while keeping sector and industry allocations close to their weightings in the index. Stock selection in eight out of 11 sectors contributed to positive relative performance in the first half of 2017. The information technology, energy, and financials sectors contributed the most to relative results, while our positioning in the materials sector detracted.

MARKET ENVIRONMENT

The U.S. economy continued to grow at a modest pace in the first half of the year. The job market remained strong, with the unemployment rate maintaining a downward trend, although the pace of employment growth slowed modestly. Inflation reached a five-year high in February, but remained low and moderated later in the period. Outside the U.S., developed market economies looked generally solid, with the eurozone in particular showing signs of a pickup in growth. Stocks in developed non-U.S. markets strongly outperformed U.S. shares, as returns to U.S. investors were boosted by a weaker dollar versus major non-U.S. currencies.

The stock market rally that began after the November U.S. elections continued throughout the first half of 2017 as earnings reports showed an overall rise in profits in the final quarter of 2016. Profits grew even faster in the first quarter of 2017, providing a further boost to markets when earnings reports were released in April and May.

Since November 2016, the stock market has also reacted positively to expected policy initiatives coming out of Washington. Two major initiatives, health care and tax reform, have not yet produced substantive results, while the rolling back of many regulations has since occurred. Various market sectors may be affected in different ways by the shape of health care and tax law changes.

The sectors driving the postelection rally showed significant rotation during the period. The financials, telecom, and energy sectors outperformed the broader market in the fourth quarter of 2016 but underperformed in the first half of this year, with telecom and energy being the only S&P 500 sectors to produce negative results. Meanwhile, information technology was one of the weaker performers in 2016’s postelection rally, but it led the way in 2017’s first half, gaining over 17%.

During 2017, financial stocks have been hampered by the flattening yield curve. However, the sector received a boost in June following news that all banks participating in the Federal Reserve’s stress tests passed. Health care stocks also performed well in our reporting period, with biotechnology shares spiking late in the period amid reduced concerns about new drug pricing regulations. Consumer discretionary and industrials stocks outperformed the S&P 500 by a smaller margin. Energy stocks fell sharply due to declining oil prices as increased U.S. production offset the effects of an OPEC production cut that took effect at the beginning of 2017.

PORTFOLIO REVIEW

Stock selection in the information technology sector was the largest contributor to the fund’s outperformance versus the S&P 500, led by our overweight in Red Hat. The company is a leading provider of open source software with a dominant position in Linux operating systems. Its billings growth continues to show strength as a result of the success of its services in cloud computing. Management also provided guidance for a slight expansion in profit margins in fiscal year 2018, which we believe is indicative of increased confidence around some of its emerging products such as OpenShift and OpenStack. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Our overweight positions in Facebook and Broadcom also added value in the technology sector. Social networking company Facebook reported solid results during the period and has the potential to increase its advertising revenue as companies spend more on online marketing. Broadcom, which designs analog semiconductor devices, reported better-than-expected revenues and raised guidance on its rate of organic sales growth. We believe the company’s excess free cash flow should provide support for future stock buybacks and dividend increases as well as potential mergers and acquisitions.

The contribution to the portfolio’s outperformance by the energy sector was primarily driven by our underweight to the sector, which is challenged by oversupply and lower commodity prices. We also benefited from our decision to underweight several stocks in the sector, including Schlumberger, Anadarko Petroleum, and Chevron. Shares of oil field services company Schlumberger have been hampered by lower-than-expected growth in North America and pricing pressure in international markets, particularly in the high-margin Middle East business. We maintained our underweight as we expect lower oil prices will lead to lower exploration and production capital expenditures and lower oil service revenues. Anadarko and Chevron were both pressured by lower oil prices.

In the financials sector, our overweights in several insurance companies were beneficial to relative performance as the insurance segment outperformed banks, which faced headwinds from a flattening yield curve. XL Group helped relative performance as it beat lowered expectations. Notably, the company reported strong core margin improvement year over year, partially driven by lower integration expenses and cost savings from its 2015 acquisition of Catlin Group. Willis Towers Watson announced strong earnings, driven by organic revenue growth and improving operational efficiencies after the 2016 merger of Willis Group Holdings and Towers Watson. CNA reported a strong start to the year, and we believe the firm’s highly regarded new CEO can improve return on equity while returning capital to shareholders via a combination of regular and special dividends.

Materials was the only sector that detracted from the fund’s relative results. Not owning Dow Chemical hampered performance as the company beat earnings estimates and received favorable decisions from regulators regarding its plan to merge with DuPont. An underweight in Sherwin-Williams also detracted as the paint company reported better-than-expected same-store sales.

OUTLOOK

Large-cap stocks have recorded strong results in the first half of 2017, and growth shares have significantly outperformed their value counterparts. As a result, overall valuations for large-cap growth equities—although not significantly above longer-term averages—look less attractive than they did at the start of the year. The pace of corporate earnings growth is expected to be sustained throughout 2017; however, tightening financial conditions, including higher interest rates, and the recent decline in energy prices could be headwinds for growth. Additionally, while we have observed the impact of Fed rate increases in the past, we await the potential effect on stocks once the central bank starts reducing the size of its balance sheet.

As long as the global economic expansion continues, we believe equity markets have the potential to deliver modestly positive returns in the second half of 2017, balanced between growth and value and large-cap and small-cap. More substantial gains for the cyclically sensitive sectors will require a fresh catalyst for economic growth at a time when global monetary policy is becoming less supportive.

Regardless of the stock market’s day-to-day performance, our investment strategy remains the same, relying on the insights of our research analysts to identify favorable investment opportunities in each sector of the S&P 500 while keeping sector weights close to those in the benchmark.

Thank you for investing with T. Rowe Price.

Respectfully submitted,

Ann M. Holcomb

Jason B. Polun

Thomas H. Watson
Co-portfolio managers of the fund

July 25, 2017

RISKS OF INVESTING

As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

GLOSSARY

Federal funds rate (or target rate): The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The Federal Reserve sets a target federal funds rate to affect the direction of interest rates.

Lipper indexes: Track the performance of the largest mutual funds in a particular category as determined by Lipper Inc.

Price/earnings (P/E) ratio: A valuation measure calculated by dividing the price of a stock by its current or projected earnings per share. This ratio gives investors an idea of how much they are paying for current or future earnings power.

Price/earnings (P/E) ratio–12 months forward: A valuation measure calculated by dividing the price of a stock by the analysts’ forecast of the next 12 months’ expected earnings. This ratio is a measure of how much investors are willing to pay for a company’s future earnings. The higher this P/E, the more investors are paying for a company’s earnings growth in the next 12 months.

Projected earnings growth rate: A company’s expected earnings per share growth rate for a given time period based on the forecast from the Institutional Brokers’ Estimate System, which is commonly referred to as IBES.

S&P 500 Index: Tracks the stocks of 500 mostly large-cap U.S. companies.

Yield curve: A graphic depiction of the relationship between yields and maturity dates for a set of similar securities. A security with a longer maturity usually has a higher yield. If a short-term security offers a higher yield, then the curve is said to be “inverted.” If short- and long-term bonds are offering equivalent yields, then the curve is said to be “flat.”

PORTFOLIO HIGHLIGHTS

CONTRIBUTIONS TO THE CHANGE IN NET ASSET VALUE

Six Months Ended 6/30/17

Best Contributors		Worst Contributors	
Apple	18¢	ExxonMobil	-4¢
Facebook	13	Verizon Communications	-3
Amazon.com	13	Qualcomm	-2
Alphabet	10	Southwestern Energy**	-2
Microsoft	9	O'Reilly Automotive	-2
Red Hat	8	GE	-2
Philip Morris International	7	Occidental Petroleum	-2
Johnson & Johnson	6	AT&T	-1
Priceline	6	AutoZone	-1
Boeing	5	Chevron	-1
Total	95¢	Total	-20¢

12 Months Ended 6/30/17

Best Contributors		Worst Contributors	
Apple	31¢	Bristol-Myers Squibb	-6¢
Microsoft	24	ExxonMobil	-5
Alphabet	17	Verizon Communications	-3
Amazon.com	15	Danaher	-3
J.P. Morgan Chase	15	Southwestern Energy***	-2
Citigroup	15	Simon Property Group**	-2
Facebook	14	Occidental Petroleum	-2
Boeing	10	Mallinckrodt	-2
Priceline	9	McKesson**	-2
MasterCard	8	O'Reilly Automotive*	-2
Total	158¢	Total	-29¢

* Position added.
** Position eliminated.
*** Position added and eliminated

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has four share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Investor Class

	6 Months Ended 6/30/17	Year Ended 12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
NET ASSET VALUE						
Beginning of period	$ 22.54	$ 21.92	$ 23.17	$ 21.72	$ 16.52	$ 14.44
Investment activities						
Net investment income[1]	0.11	0.28	0.34	0.25	0.23	0.24
Net realized and unrealized gain / loss	2.39	1.98	0.33	2.36	5.17	2.07
Total from investment activities	2.50	2.26	0.67	2.61	5.40	2.31
Distributions						
Net investment income	–	(0.28)	(0.36)	(0.26)	(0.20)	(0.23)
Net realized gain	–	(1.36)	(1.56)	(0.90)	–	–
Total distributions	–	(1.64)	(1.92)	(1.16)	(0.20)	(0.23)
NET ASSET VALUE						
End of period	**$ 25.04**	**$ 22.54**	**$ 21.92**	**$ 23.17**	**$ 21.72**	**$ 16.52**

Ratios/Supplemental Data

Total return[2]	**11.09%**	**10.23%**	**2.90%**	**12.21%**	**32.73%**	**15.99%**
Ratio of total expenses to average net assets	0.77%[3]	0.70%	0.70%	0.70%	0.71%	0.75%
Ratio of net investment income to average net assets	0.95%[3]	1.28%	1.45%	1.09%	1.19%	1.48%
Portfolio turnover rate	20.2%	46.6%	40.7%	37.2%	30.9%	34.9%
Net assets, end of period (in thousands)	$ 483,096	$ 492,863	$ 588,498	$ 678,052	$ 604,624	$ 393,889

(1) Per share amounts calculated using average shares outstanding method.

(2) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(3) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

Financial Highlights | For a share outstanding throughout each period

Advisor Class

	6 Months Ended 6/30/17	Year Ended 12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
NET ASSET VALUE						
Beginning of period	$ 22.45	$ 21.85	$ 23.10	$ 21.66	$ 16.48	$ 14.40
Investment activities						
Net investment income[(1)]	0.09	0.24	0.27	0.18	0.17	0.18
Net realized and unrealized gain / loss	2.37	1.95	0.32	2.36	5.15	2.08
Total from investment activities	2.46	2.19	0.59	2.54	5.32	2.26
Distributions						
Net investment income	–	(0.23)	(0.28)	(0.20)	(0.14)	(0.18)
Net realized gain	–	(1.36)	(1.56)	(0.90)	–	–
Total distributions	–	(1.59)	(1.84)	(1.10)	(0.14)	(0.18)
NET ASSET VALUE						
End of period	**$ 24.91**	**$ 22.45**	**$ 21.85**	**$ 23.10**	**$ 21.66**	**$ 16.48**

Ratios/Supplemental Data

Total return[(2)]	**10.96%**	**9.95%**	**2.57%**	**11.91%**	**32.31%**	**15.69%**
Ratio of total expenses to average net assets	0.96%[(3)]	0.97%	0.99%	0.99%	1.02%	1.08%
Ratio of net investment income to average net assets	0.76%[(3)]	1.05%	1.14%	0.80%	0.87%	1.13%
Portfolio turnover rate	20.2%	46.6%	40.7%	37.2%	30.9%	34.9%
Net assets, end of period (in thousands)	$ 21,309	$ 21,136	$ 9,453	$ 9,863	$ 6,481	$ 6,002

(1) Per share amounts calculated using average shares outstanding method.

(2) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(3) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

R Class

	6 Months Ended 6/30/17	Year Ended 12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
NET ASSET VALUE						
Beginning of period	$ 22.42	$ 21.83	$ 23.10	$ 21.65	$ 16.48	$ 14.44
Investment activities						
Net investment income[(1)]	0.05	0.13	0.20	0.11	0.11	0.17[(2)]
Net realized and unrealized gain / loss	2.38	1.97	0.33	2.36	5.14	2.05
Total from investment activities	2.43	2.10	0.53	2.47	5.25	2.22
Distributions						
Net investment income	–	(0.15)	(0.24)	(0.12)	(0.08)	(0.18)
Net realized gain	–	(1.36)	(1.56)	(0.90)	–	–
Total distributions	–	(1.51)	(1.80)	(1.02)	(0.08)	(0.18)
NET ASSET VALUE						
End of period	**$ 24.85**	**$ 22.42**	**$ 21.83**	**$ 23.10**	**$ 21.65**	**$ 16.48**

Ratios/Supplemental Data

Total return[(3)]	**10.84%**	**9.55%**	**2.31%**	**11.58%**	**31.87%**	**15.37%[(2)]**
Ratio of total expenses to average net assets	1.27%[(4)]	1.30%	1.26%	1.29%	1.35%	1.35%[(2)]
Ratio of net investment income to average net assets	0.45%[(4)]	0.63%	0.86%	0.51%	0.55%	1.02%[(2)]
Portfolio turnover rate	20.2%	46.6%	40.7%	37.2%	30.9%	34.9%
Net assets, end of period (in thousands)	$ 6,856	$ 5,999	$ 9,101	$ 9,004	$ 8,509	$ 5,216

(1) Per share amounts calculated using average shares outstanding method.

(2) See Note 6. Excludes expenses in excess of a 1.35% contractual expense limitation in effect through 4/30/16.

(3) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(4) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

I Class

	6 Months Ended 6/30/17	11/29/16[1] Through 12/31/16
NET ASSET VALUE		
Beginning of period	$ 22.54	$ 23.88
Investment activities		
Net investment income[2]	0.14[3]	0.03[3]
Net realized and unrealized gain / loss	2.38	0.27
Total from investment activities	2.52	0.30
Distributions		
Net investment income	–	(0.28)
Net realized gain	–	(1.36)
Total distributions	–	(1.64)
NET ASSET VALUE		
End of period	**$ 25.06**	**$ 22.54**

Ratios/Supplemental Data		
Total return[4]	**11.18%[3]**	**1.19%[3]**
Ratio of total expenses to average net assets	0.54%[3][5]	0.54%[3][5]
Ratio of net investment income to average net assets	1.28%[3][5]	1.58%[3][5]
Portfolio turnover rate	20.2%	46.6%
Net assets, end of period (in thousands)	$ 40,723	$ 236

(1) Inception date

(2) Per share amounts calculated using average shares outstanding method.

(3) See Note 6. Excludes expenses waived of 0.03%, and 0.03% of average net assets for the six months ended 6/30/17 and the period ended 12/31/16, respectively, related to the contractual operating expense limitation in effect through 4/30/19.

(4) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(5) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 99.4%		
CONSUMER DISCRETIONARY 11.9%		
Auto Components 0.1%		
Magna International	12,700	588
		588
Automobiles 0.2%		
Harley-Davidson	11,658	630
Tesla (1)	2,084	753
		1,383
Distributors 0.1%		
LKQ Corporation (1)	21,700	715
		715
Hotels, Restaurants & Leisure 1.9%		
Aramark	12,800	524
Hilton Worldwide Holdings	9,566	592
Marriott, Class A	19,100	1,916
McDonald's	13,600	2,083
Restaurant Brands International	4,729	296
Royal Caribbean Cruises	5,500	601
Starbucks	52,231	3,045
Yum! Brands	21,700	1,601
		10,658
Household Durables 0.2%		
Lennar, Class A	21,300	1,136
		1,136
Internet & Direct Marketing Retail 3.7%		
Amazon.com (1)	12,399	12,002
Netflix (1)	13,200	1,972
Priceline (1)	3,291	6,156
		20,130

Leisure Products 0.1%		
Mattel	14,700	317
		317
Media 2.5%		
Charter Communications, Class A (1)	8,237	2,775
Comcast, Class A	151,194	5,884
Time Warner	9,200	924
Twenty-First Century Fox, Class A	32,300	915
Walt Disney	33,100	3,517
		14,015
Multiline Retail 0.5%		
Dollar General	38,352	2,765
		2,765
Specialty Retail 2.3%		
AutoZone (1)	1,383	789
Home Depot	36,940	5,667
L Brands	9,200	496
Lowe's	19,760	1,532
O'Reilly Automotive (1)	6,800	1,487
Ross Stores	25,600	1,478
TJX	20,000	1,443
		12,892
Textiles, Apparel & Luxury Goods 0.3%		
Coach	29,300	1,387
		1,387
Total Consumer Discretionary		65,986
CONSUMER STAPLES 8.5%		
Beverages 2.2%		
Coca-Cola	87,013	3,902
Dr Pepper Snapple	18,500	1,686

Molson Coors Brewing, Class B	11,700	1,010
PepsiCo	47,474	5,483
		12,081
Food & Staples Retailing 1.5%		
Costco Wholesale	13,800	2,207
CVS Health	16,342	1,315
Wal-Mart	27,360	2,071
Walgreens Boots Alliance	34,255	2,682
		8,275
Food Products 1.4%		
Bunge Limited	12,100	903
Hershey Foods	12,600	1,353
Hormel Foods	17,900	610
Kraft Heinz	14,700	1,259
McCormick	1,326	129
Mondelez International	60,887	2,630
Tyson Foods, Class A	17,500	1,096
		7,980
Household Products 1.5%		
Colgate-Palmolive	31,182	2,311
Procter & Gamble	65,632	5,720
		8,031
Personal Products 0.1%		
Coty, Class A	30,214	567
		567
Tobacco 1.8%		
Altria Group	54,130	4,031
Philip Morris International	51,910	6,097
		10,128
Total Consumer Staples		47,062

ENERGY 5.0%

Energy Equipment & Services 0.4%

Baker Hughes	20,100	1,096
Schlumberger	7,315	481
TechnipFMC (1)	17,900	487
		2,064

Oil, Gas & Consumable Fuels 4.6%

BP, ADR	19,000	658
Chevron	22,272	2,324
Concho Resources (1)	6,700	814
Continental Resources (1)	11,961	387
Enbridge	11,700	466
EOG Resources	20,900	1,892
ExxonMobil	119,539	9,650
Hess	13,800	605
Marathon Petroleum	12,300	644
Occidental Petroleum	36,860	2,207
Pioneer Natural Resources	5,900	942
Royal Dutch Shell, B Shares, ADR	5,300	288
Total, ADR	31,700	1,572
TransCanada	33,203	1,583
Valero Energy	18,700	1,261
		25,293
Total Energy		27,357

FINANCIALS 14.3%

Banks 6.7%

Bank of America	112,861	2,738
Citigroup	111,289	7,443
Citizens Financial	45,900	1,638
Fifth Third Bancorp	109,300	2,837
First Republic Bank	20,774	2,080

JPMorgan Chase	104,000	9,506
KeyCorp	90,100	1,688
U.S. Bancorp	17,200	893
Wells Fargo	147,075	8,149
		36,972
Capital Markets 2.8%		
Ameriprise Financial	8,949	1,139
BlackRock	2,002	846
CBOE Holdings	10,200	932
Charles Schwab	51,791	2,225
CME Group	6,319	792
E*TRADE Financial (1)	8,913	339
Intercontinental Exchange	24,334	1,604
Legg Mason	14,000	534
Morgan Stanley	79,000	3,520
S&P Global	6,864	1,002
State Street	15,538	1,394
TD Ameritrade Holding	30,820	1,325
		15,652
Consumer Finance 0.4%		
Ally Financial	42,400	886
Synchrony Financial	38,400	1,145
		2,031
Diversified Financial Services 0.6%		
Berkshire Hathaway, Class B (1)	20,152	3,413
		3,413
Insurance 3.8%		
American International Group	64,800	4,051
Chubb	16,960	2,466
CNA Financial	34,700	1,692
FNF	13,800	619
Loews	18,659	873

Marsh & McLennan	22,200	1,731
MetLife	54,800	3,011
Progressive	20,100	886
Willis Towers Watson	18,329	2,666
XL Group	63,063	2,762
		20,757
Total Financials		78,825

HEALTH CARE 14.8%

Biotechnology 3.1%

AbbVie	35,300	2,560
Alexion Pharmaceuticals (1)	15,140	1,842
Amgen	15,900	2,738
Biogen (1)	6,700	1,818
Celgene (1)	9,000	1,169
Gilead Sciences	25,020	1,771
Incyte (1)	7,900	995
Regeneron Pharmaceuticals (1)	1,856	911
Shire, ADR	10,390	1,717
Vertex Pharmaceuticals (1)	14,100	1,817
		17,338

Health Care Equipment & Supplies 3.3%

Abbott Laboratories	27,300	1,327
Becton, Dickinson & Company	17,104	3,337
Cooper Companies	1,000	240
Danaher	43,906	3,705
Dentsply Sirona	17,800	1,154
Hologic (1)	10,500	477
Intuitive Surgical (1)	3,451	3,228
Medtronic	28,398	2,520
Stryker	17,100	2,373
		18,361

Health Care Providers & Services 2.8%		
Aetna	7,634	1,159
Anthem	8,900	1,674
Centene (1)	15,624	1,248
Cigna	10,500	1,758
Envision Healthcare (1)	15,000	940
HCA Healthcare (1)	10,000	872
Humana	7,100	1,708
UnitedHealth Group	29,600	5,489
Universal Health Services, Class B	4,100	501
		15,349
Life Sciences Tools & Services 0.7%		
Agilent Technologies	23,800	1,412
Thermo Fisher Scientific	13,500	2,355
		3,767
Pharmaceuticals 4.9%		
Allergan	12,492	3,037
Bristol-Myers Squibb	15,800	880
Eli Lilly	23,000	1,893
Johnson & Johnson	67,400	8,916
Mallinckrodt (1)	35,500	1,591
Merck	87,400	5,601
Pfizer	98,292	3,302
Zoetis	31,100	1,940
		27,160
Total Health Care		81,975
INDUSTRIALS & BUSINESS SERVICES 10.4%		
Aerospace & Defense 2.4%		
Arconic	18,700	423
Boeing	26,800	5,300
Harris	20,200	2,203

Northrop Grumman	7,900	2,028
Rockwell Collins	14,100	1,482
Textron	39,600	1,865
		13,301
Air Freight & Logistics 0.6%		
C.H. Robinson Worldwide	2,919	200
FedEx	13,251	2,880
		3,080
Airlines 1.3%		
American Airlines	50,100	2,521
Delta Air Lines	45,100	2,424
United Continental (1)	26,900	2,024
		6,969
Building Products 0.7%		
Allegion	12,700	1,030
Fortune Brands Home & Security	12,800	835
Johnson Controls International	50,563	2,193
		4,058
Commercial Services & Supplies 0.6%		
Stericycle (1)	16,400	1,252
Waste Connections	32,600	2,100
		3,352
Electrical Equipment 0.4%		
Acuity Brands	4,900	996
Emerson Electric	9,400	561
Sensata Technologies Holding (1)	18,800	803
		2,360
Industrial Conglomerates 1.6%		
GE	68,000	1,837
Honeywell International	27,900	3,719

Roper Technologies	15,100	3,496
		9,052
Machinery 2.4%		
Caterpillar	15,300	1,644
Flowserve	15,800	734
Fortive	39,603	2,509
Illinois Tool Works	16,600	2,378
PACCAR	35,380	2,337
Pentair	17,600	1,171
Stanley Black & Decker	13,000	1,829
Wabtec	8,318	761
		13,363
Professional Services 0.1%		
Equifax	4,836	664
		664
Road & Rail 0.3%		
CSX	25,200	1,375
		1,375
Total Industrials & Business Services		57,574
INFORMATION TECHNOLOGY 22.9%		
Communications Equipment 0.9%		
Cisco Systems	165,700	5,186
		5,186
Electronic Equipment, Instruments & Components 0.4%		
Keysight Technologies (1)	9,450	368
TE Connectivity	23,500	1,849
		2,217
Internet Software & Services 5.1%		
Alphabet, Class A (1)	7,280	6,768

Alphabet, Class C (1)	9,362	8,508
Facebook, Class A (1)	81,800	12,350
VeriSign (1)	8,725	811
		28,437
IT Services 3.7%		
Accenture, Class A	14,330	1,772
Cognizant Technology Solutions, Class A	27,000	1,793
Fidelity National Information	23,500	2,007
Fiserv (1)	1,400	171
FleetCor Technologies (1)	2,124	306
MasterCard, Class A	39,300	4,773
PayPal Holdings (1)	55,000	2,952
Vantiv, Class A (1)	17,700	1,121
Visa, Class A	59,900	5,618
		20,513
Semiconductors & Semiconductor Equipment 3.6%		
Analog Devices	8,900	692
Applied Materials	24,800	1,025
ASML Holding	4,000	521
Broadcom	20,100	4,684
Intel	65,100	2,196
KLA-Tencor	23,262	2,129
Lam Research	3,707	524
Marvell Technology Group	51,900	857
Microchip Technology	25,200	1,945
Micron Technology (1)	22,364	668
Qualcomm	48,300	2,667
Texas Instruments	14,400	1,108
Xilinx	13,800	888
		19,904
Software 5.7%		
Electronic Arts (1)	15,500	1,639
Intuit	13,728	1,823

Microsoft	265,800	18,322
Red Hat (1)	57,100	5,467
Salesforce.com (1)	39,158	3,391
Snap Inc., Class A (1)(2)	32,800	583
		31,225
Technology Hardware, Storage & Peripherals 3.5%		
Apple	127,600	18,377
Hewlett Packard Enterprise	46,400	770
		19,147
Total Information Technology		126,629
MATERIALS 3.8%		
Chemicals 2.6%		
Agrium	2,400	217
Air Products & Chemicals	13,300	1,903
CF Industries	31,400	878
EI du Pont de Nemours	52,700	4,253
Monsanto	11,100	1,314
PPG Industries	8,900	979
Praxair	13,596	1,802
RPM	10,700	584
Sherwin-Williams	3,232	1,134
Valvoline	40,780	967
		14,031
Construction Materials 0.5%		
Martin Marietta Materials	3,830	852
Vulcan Materials	14,900	1,888
		2,740
Containers & Packaging 0.6%		
Ball	71,960	3,038

NiSource	31,030	787
		2,247
Total Utilities		17,509
Total Common Stocks (Cost $324,924)		548,668
SHORT-TERM INVESTMENTS 0.4%		
Money Market Funds 0.4%		
T. Rowe Price Treasury Reserve Investment Fund, 0.99% (3)(4)	2,141,760	2,142
		2,142
U.S. Treasury Obligations 0.0%		
U.S. Treasury Bills, 0.941%, 10/19/17 (5)	210,000	209
U.S. Treasury Bills, 0.95%, 10/19/17 (5)	40,000	40
U.S. Treasury Bills, 0.953%, 10/19/17 (5)	20,000	20
		269
Total Short-Term Investments (Cost $2,411)		2,411
SECURITIES LENDING COLLATERAL 0.1%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.1%		
Short-Term Funds 0.1%		
T. Rowe Price Short-Term Fund, 1.07% (3)(4)	28,727	287
Total Investments through Securities Lending Program with State Street Bank and Trust Company		287
Total Securities Lending Collateral (Cost $287)		287
Total Investments in Securities		
99.9% of Net Assets (Cost $327,622)		$ 551,366

‡ Share/Par are denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Changes in Net Assets

($000s)

	6 Months Ended 6/30/17	Year Ended 12/31/16
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 2,532	$ 6,305
Net realized gain	26,533	33,353
Change in net unrealized gain / loss	27,119	1,652
Increase in net assets from operations	56,184	41,310
Distributions to shareholders		
Net investment income		
Investor Class	–	(5,712)
Advisor Class	–	(205)
R Class	–	(38)
I Class	–	(3)
Net realized gain		
Investor Class	–	(27,744)
Advisor Class	–	(1,215)
R Class	–	(339)
I Class	–	(14)
Decrease in net assets from distributions	–	(35,270)
Capital share transactions*		
Shares sold		
Investor Class	50,711	143,798
Advisor Class	998	15,062
R Class	816	1,573
I Class	55,980	250
Distributions reinvested		
Investor Class	–	29,887
Advisor Class	–	1,419
R Class	–	377
Shares redeemed		
Investor Class	(112,945)	(274,645)
Advisor Class	(3,047)	(5,619)
R Class	(604)	(4,960)
I Class	(16,343)	–
Decrease in net assets from capital share transactions	(24,434)	(92,858)

The accompanying notes are an integral part of these financial statements.

Unaudited

Notes to Financial Statements

T. Rowe Price Capital Opportunity Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in U.S. common stocks. The fund has four classes of shares: the T. Rowe Price Capital Opportunity Fund (Investor Class), the Capital Opportunity Fund–Advisor Class (Advisor Class), the Capital Opportunity Fund–R Class (R Class), and the Capital Opportunity Fund–I Class (I Class). Advisor Class shares are sold only through unaffiliated brokers and other unaffiliated financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. I Class shares generally are available only to investors meeting a $1,000,000 minimum investment or certain other criteria. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Income distributions are declared and paid by each class annually. Distributions to shareholders are recorded on the ex-dividend date. A capital gain distribution may also be declared and paid by the fund annually.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.

Rebates Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are reflected as realized gain on securities in the accompanying financial statements and totaled $2,000 for the six months ended June 30, 2017.

New Accounting Guidance In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements related to periods ending on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2017:

There were no material transfers between Levels 1 and 2 during the six months ended June 30, 2017.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended June 30, 2017, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of June 30, 2017, the fund held equity futures with cumulative unrealized loss of $8,000; the value reflected on the accompanying Statement of Assets and Liabilities is the related unsettled variation margin.

Additionally, during the six months ended June 30, 2017, the fund recognized $290,000 of realized gain on Futures and a $(2,000) change in unrealized gain/loss on Futures related to its investments in equity derivatives; such amounts are included on the accompanying Statement of Operations.

Counterparty Risk and Collateral The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. As of June 30, 2017, securities valued at $93,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.

A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset, and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2017, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2017, the value of loaned securities was $280,000; the value of cash collateral and related investments was $287,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $107,805,000 and $127,761,000, respectively, for the six months ended June 30, 2017.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At June 30, 2017, the cost of investments for federal income tax purposes was $335,431,000. Net unrealized gain aggregated $215,927,000 at period-end, of which $226,379,000 related to appreciated investments and $10,452,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.265% for assets in excess of $650 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2017, the effective annual group fee rate was 0.29%.

The I Class is subject to an operating expense limitation (I Class limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees, interest, expenses related to borrowings, taxes, brokerage, and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed 0.05% of average net assets. This agreement will continue until April 30, 2019, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses to exceed the I Class limit in effect at the time of the waiver. However, no repayment will be made more than three years after the date of a payment or waiver.

Pursuant to this agreement, $60,000 of expenses were waived/paid by Price Associates during the six months ended June 30, 2017 and remain subject to repayment by the fund.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and I Class. For the six months ended June 30, 2017, expenses incurred pursuant to these service agreements were $41,000 for Price Associates; $149,000 for T. Rowe Price Services, Inc.; and $10,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

As of June 30, 2017, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 10,469 shares of the I Class, representing less than 1% of the I Class’s net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2017, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Management Agreement

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In that regard, at an in-person meeting held on March 6–7, 2017 (Meeting), the Board, including a majority of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s net annualized total returns for the 1-, 2-, 3-, 4-, 5-, and 10-year periods as of September 30, 2016, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including those supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations (subject to an expense limitation agreed to by the Advisor with respect to the fund’s I Class). At the Meeting, the Board approved an additional 0.005% breakpoint to the group fee schedule, effective May 1, 2017. With the new breakpoint, the group fee rate will decline to 0.265% when the combined average net assets of the applicable T. Rowe Price funds exceed $650 billion. The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class Expense Group); (ii) total expenses and actual management fees of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Advisor after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group and Expense Universe) and second quintile (Advisor Class Expense Group), and the fund’s total expenses ranked in the first quintile (Investor Class Expense Group), first and third quintiles (Advisor Class Expense Group), and second quintile (Expense Universe).

The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Opportunity Fund, Inc.

		By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 17, 2017

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	August 17, 2017